Consolidated statements of other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [Line Items]
Net profit (loss)	$ (28,459)	$ (11,654)	$ 64,435
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods
Net change in unrealized gain (loss) on cash flow hedges, note 32	(2,759)	31,464	(26,822)
Income tax effect	813	(9,916)	7,963
Unrealized gain on investments, net of income tax effect	(291)	1,053	(427)
Other comprehensive profit (loss)	(2,237)	22,601	(19,286)
Total other comprehensive profit (loss), net of income tax	(30,696)	10,947	45,149
Attributable to:
Equity holders of the parent	(12,816)	(260)	48,718
Non-controlling interests	(17,880)	11,207	(3,569)
Total other comprehensive loss	(30,696)	10,947	45,149
Minera Yanacocha SRL and subsidiary [Member]
Statement of comprehensive income [Line Items]
Net profit (loss)	(95,257)	(81,517)	(175,454)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods
Other comprehensive profit (loss)	1,246	(91)	(3,244)
Total other comprehensive profit (loss), net of income tax	(94,011)	(81,608)	(178,698)
Attributable to:
Total other comprehensive loss	(94,011)	(81,608)	(178,698)
Sociedads Minera Cerro Verde Saa [Member]
Statement of comprehensive income [Line Items]
Net profit (loss)	$ 390,377	$ 119,710	$ 349,881